Note 9 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income tax expense at U.S. federal statutory rate	21.00%	21.00%
Current year state and local income taxes net of federal income tax benefit	3.70%	4.10%
Other	(1.40%)	(0.10%)
Provision for income taxes	23.30%	25.00%